Provisions - Summary of Provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [abstract]
Beginning balance on January 1	€ 98
Additional provisions	89	€ 45
Disposal of a business	(1)	(1)
Unused amounts reversed through the income statement	0	(2)
Used during the year	(82)	(32)
Net exchange differences	(7)	5
Ending balance	97	98
Current	15	91
Non-current	€ 82	€ 7